Financial risk and capital management (Tables)	12 Months Ended
Dec. 31, 2021
Financial risk and capital management [Abstract]
Maturity profile, based on undiscounted contractual cash flows
At 31 December
2021 2020
(in USD million)
Non-derivative financial
liabilities
Lease
liabilities
Derivative
financial
liabilities
Non-derivative financial
liabilities
Lease
liabilities
Derivative
financial
liabilities
Year 1 18,841 1,183 175 13,388 1,220 1,262
Year 2 and 3 6,684 1,262 211 5,528 1,598 75
Year 4 and 5

6,140 656 318 6,489 772 264
Year 6 to 10 10,636 642 588 12,401 752 269
After 10 years 12,849 158 187 14,614 162 425
Total specified 55,150 3,901 1,479 52,421 4,504 2,294

Credit risk exposure, internal credit grades [text block]
(in USD million)
Non-current
financial
receivables
Trade and other
receivables
Non-current
derivative
financial
instruments
Current derivative
financial
instruments
At 31 December 2021
Investment grade, rated A or above 452 3,637 1,103 2,902
Other investment grade 18 8,930 0 1,524
Non-investment grade or not rated 238 4,624 162 705
Total financial assets 708 17,191 1,265 5,131
At 31 December 2020
Investment grade, rated A or above 211 1,954 1,850 465
Other investment grade 24 2,288 478 287
Non-investment grade or not rated 262 3,176 148 134
Total financial assets 497 7,418 2,476 886

Disclosure of Capital Management
At 31 December
(in USD million) 2021 2020
Net interest-bearing debt adjusted, including lease

liabilities (ND1)
3,236 20,121
Net interest-bearing debt adjusted (ND2) (326) 15,716
Capital employed adjusted, including lease liabilities

(CE1)
42,259 54,012
Capital employed adjusted (CE2) 38,697 49,608
Net debt to capital employed adjusted, including

lease liabilities (ND1/CE1)
7.7% 37.3%
Net debt to capital employed adjusted (ND2/CE2) (0.8%) 31.7%